Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and welfare payables	$ 36,031	$ 63,247
Deposit from employees	29,898	12,818
Loan from third parties	81,780
VAT payable	2,389	2,389
Deposit to suppliers	10,111	116,176
Others	32,588	8,168
Accrued expenses and other current liabilities	$ 192,797	$ 202,798